Share Based Compensation (Details Narrative) shares in Millions	Mar. 31, 2025 shares
Equity Incentive Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock authorized to issued under plan	10